Debt and Capital Structure - Mandatory Debt Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7,400		$ 5,900
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 12,113	7,385	$ 7,510	5,898
Total Debt Principal, (CAD equivalent)	12,113		7,510
2023 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	146
2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	341
2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,594
Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	10,032
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	9,363	7,385	7,510	$ 5,898
Total Debt Principal, (CAD equivalent)	9,363		7,510
U.S. Dollar Denominated Unsecured Notes | 2023 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		115
Total Debt Principal, (CAD equivalent)	146
U.S. Dollar Denominated Unsecured Notes | 2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		269
Total Debt Principal, (CAD equivalent)	341
U.S. Dollar Denominated Unsecured Notes | 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		666
Total Debt Principal, (CAD equivalent)	844
U.S. Dollar Denominated Unsecured Notes | Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 6,335
Total Debt Principal, (CAD equivalent)	8,032
Canadian Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	2,750		$ 0
Total Debt Principal, (CAD equivalent)	2,750
Canadian Dollar Denominated Unsecured Notes | 2023 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	750
Canadian Dollar Denominated Unsecured Notes | Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000